Fees Summary	Jan. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 221,838,942.54
Previously Paid Amount	0.00
Total Fee Amount	30,635.96
Total Offset Amount	0.00
Net Fee	$ 30,635.96